Related Parties - Summary of Compensation to Directors and Executive Officers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 7	$ 8	$ 7
Share-based payment	$ 44	$ 51	$ 103